COST OF SALES (Tables)	12 Months Ended
Jun. 30, 2021
Cost Of Sales
SCHEDULE OF COST OF SALES

	Consolidated
	2021 $	2020 $	2019 $
Inventories used	115,934	82,516	55,995
Direct labor costs	110,894	107,590	103,601
Depreciation expense	79,676	42,488	55,480
Inventories written-off	54,523	18,917	61,191
Total cost of sales	361,027	251,511	276,267